FINANCE RECEIVABLES	12 Months Ended
Sep. 30, 2012
FINANCE RECEIVABLES
FINANCE RECEIVABLES

NOTE 2:  FINANCE RECEIVABLES

Our finance receivables are comprised of military loans and retail installment contracts.  During fiscal year 2012, we originated $398.3 million of military loans from CBD compared to $425.6 million during fiscal year 2011.  We acquired $25.5 million in retail installment contracts during fiscal 2012 compared to $30.9 million during fiscal 2011.  Approximately 29.0% of the amount of military loans we purchased in fiscal 2012 were refinancings of outstanding loans compared to 27.7% during fiscal 2011.  Our finance receivables are disaggregated as military loans and retail installment contracts.

In the normal course of business, we receive some customer payments through the Federal Government Allotment System on the first day of each month.  If the first day of the month falls on a weekend or holiday, our customer payments are received on the last business day of the preceding month.  On September 30, 2011 we collected  $14.1 million in customer loan payments in advance of the payment due date of October 1, 2011. These payments and use of cash are reflected on the balance sheets as a reduction of net finance receivables and the corresponding accrued interest receivable. Unapplied finance receivables payments consist of principal amounts collected on September 30, 2011, but due on October 1, 2011.  There were no Federal Government Allotment System payments received in advance of the payment due dates on September 30, 2012.

The following table represents finance receivables for the periods presented:

	As of September 30,
	2012	2011

Military loans	$369,361,165	$370,601,538
Retail installment contracts	27,441,843	34,632,001

Gross finance receivables	396,803,008	405,233,539

Net deferred loan fees and dealer discounts	(19,843,416)	(21,519,999)
Unearned debt protection fees and insurance premium reserves	(13,073,836)	(14,701,405)
Unapplied finance receivables payments	—	(11,152,083)
Debt protection claims and policy reserves	(2,975,238)	(1,759,026)
Total unearned fees and premiums	(35,892,490)	(49,132,513)

Finance receivables - net of unearned fees and premiums	360,910,518	356,101,026

Allowance for credit losses	(29,000,000)	(25,396,255)

Net finance receivables	$331,910,518	$330,704,771

Management has an established methodology to determine the adequacy of the allowance for credit losses that assesses the risks and losses inherent in the finance receivable portfolio. Our portfolio consists of a large number of relatively small, homogenous accounts.  No account is large enough to warrant individual evaluation for impairment. For purposes of determining the allowance for credit losses, the Company has segmented the finance receivable portfolio by military loans and retail installment contracts.

The allowance for credit losses for military loans and retail installment contracts is maintained at an amount that management considers sufficient to cover estimated future losses inherent in the finance receivable portfolio.  Our allowance for credit losses is sensitive to risk ratings assigned to evaluated segments, economic assumptions and delinquency trends driving statistically modeled reserves. We consider numerous qualitative and quantitative factors in estimating losses in our finance receivable portfolio, including the following:

•                  prior credit losses and recovery experience;

•                  current economic conditions;

•                  current finance receivable delinquency trends; and

•                  demographics of the current finance receivables.

We also use internally developed data in this process. We utilize a statistical model based on potential credit risk trends, growth rate and charge off data, when incorporating historical factors to estimate losses. These results and management’s judgment are used to project future losses and to establish the allowance for credit losses for each segment of our finance receivables.

As part of the on-going monitoring of the credit quality of our entire finance receivable portfolio, management tracks certain credit quality indicators of our customers including trends related to (1) net charge-offs,  (2) non-performing loans  and (3) payment history.

There is uncertainty inherent in these estimates, making it possible that they could change in the near term. We make regular enhancements to our allowance estimation methodology that have not resulted in material changes to our allowance.

The following table sets forth changes in the components of our allowance for credit losses on finance receivables as of the end of the periods presented:

	As of and for the Years Ended September 30,
	2012			2011
	Military Loans	Retail Contracts	Total	Military Loans	Retail Contracts	Total
	(dollars in thousands)
Allowance for credit losses:
Balance, beginning of period	$22,970	$2,426	$25,396	$22,764	$1,732	$24,496
Finance receivables charged-off	(32,611)	(1,923)	(34,534)	(26,349)	(2,516)	(28,865)
Recoveries	3,125	396	3,521	3,693	506	4,199
Provision	33,973	644	34,617	22,862	2,704	25,566
Balance, end of period	$27,457	$1,543	$29,000	$22,970	$2,426	$25,396

Finance receivables:	369,361	27,442	396,803	370,602	34,632	405,234
Allowance for credit losses	(27,457)	(1,543)	(29,000)	(22,970)	(2,426)	(25,396)
Balance net of allowance	$341,904	$25,899	$367,803	$347,632	$32,206	$379,838

The accrual of interest income is suspended when a full payment on either military loans or retail installment contracts has not been received for 90 days or more and the interest due exceeds an amount equal to 60 days of interest charges. Non-performing loans represent those finance receivables on which the accrual of interest income has been suspended and for which no full payment of principal or interest has been received for more than 90 days.  As of September 30, 2012, we had $10.3 million in military loans and $1.0 million in retail installment contracts that were non-performing loans compared to $7.8 million in military loans and $0.9 million in retail installment contracts as of September 30, 2011.

We did not have any finance receivables greater than 90 days past due accruing interest as of September 30, 2012 or 2011.  The accrual of interest is resumed and the account is considered current when a full payment (95% or more of the contracted payment amount) is received.  We consider a loan impaired after 180 days past due and it is removed from our finance receivable portfolio, we do not recognize interest income on impaired loans.  We do not restructure troubled debt as a form of curing delinquencies.

The following table reflects the amount of accrued interest receivable for non-performing loans as of the periods presented:

	As of September 30,
	2012	2011 (1)
	(dollars in thousands)

Total accrued interest receivable	$7,377	$5,318

Non-performing assets:
Military loans	631	394
As percent of total accrued interest receivable	8.6%	7.4%

Retail installment contracts	13	14
As percent of total accrued interest receivable	0.2%	0.3%
Total accrued interest on non-performing assets	$644	$408

Total non-performing as a percent of total accrued interest	8.7%	7.7%

(1) Total accrued interest receivable is based on pro forma amounts and excludes the advance allotment payments.

A large portion of our customers are unable to obtain financing from traditional sources due to factors such as age, frequent relocations and lack of credit history.  These factors may not allow them to build relationships with traditional sources of financing.  As a result, our receivables do not have a credit risk profile that can be easily measured by the credit quality indicators normally used by the financial markets. We manage the risk by closely monitoring the performance of the portfolio and through our underwriting process.

The following reflects the credit quality of the Company’s finance receivables:

	As of and for Years Ending September 30,
	2012	2011
	(dollars in thousands)

Total finance receivables:
Gross balance	$396,803	$405,234
Performing	385,495	396,507
Non-performing (90 days delinquent)	11,308	8,727
Non-performing loans as a percent of gross balance	2.85%	2.15%

Military loans:
Gross balance	$369,361	$370,602
Performing	359,108	362,787
Non-performing (90 days delinquent)	10,253	7,815
Non-performing loans as a percent of gross balance	2.78%	2.11%

Retail installment contracts:
Gross balance	$27,442	$34,632
Performing	26,387	33,720
Non-performing (90 days delinquent)	1,055	912
Non-performing loans as a percent of gross balance	3.84%	2.63%

As of September 30, 2012, and 2011 the past due finance receivables are as follows:

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2012
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$3,539	$10,253	$13,792	$355,569	$369,361
Retail installment contracts	380	1,055	1,435	26,007	27,442
Total	$3,919	$11,308	$15,227	$381,576	$396,803

	Age Analysis of Past Due Financing Receivables
	As of September 30, 2011
	60-89 Days	90-180 Days	Total 60-180 Days	0-59 Days	Total
	Past Due	Past Due	Past Due	Past Due	Finance Receivables
	(dollars in thousands)
Finance receivables:
Military loans	$4,697	$7,815	$12,512	$358,090	$370,602
Retail installment contracts	529	912	1,441	33,191	34,632
Total	$5,226	$8,727	$13,954	$391,280	$405,234

Additionally, CBD uses our underwriting criteria, which were developed from our past customer credit repayment experience and are periodically evaluated based on current portfolio performance.  These criteria require the following:

•                  All borrowers are primarily active duty, career retired U.S. military personnel or U.S. Department of Defense employees.

•                  All potential borrowers must complete standardized credit applications either in person at one of CBD’s loan production offices or online via the Internet.

•                  A review must be conducted on all applicants’ military service history.  This includes a review of status including rank and time in service.  Other review procedures may be conducted as deemed necessary.

•                  Loan repayment terms are generally structured to repay the entire loan prior to the borrower’s estimated separation from the military.

These indicators are used to help minimize the risk of unwillingness or inability to repay for both military loans and retail installment contracts. These guidelines were developed from past customer credit repayment experience and are periodically revalidated based on current portfolio performance. Loans are limited to amounts that the customer could reasonably be expected to repay from discretionary income.

The liability for unpaid claims and claim adjustment expenses is estimated using an actuarially computed amount payable on claims reported prior to the balance sheet date that have not yet been settled, claims reported subsequent to the balance sheet date that have been incurred during the period ended, and an estimate (based on prior experience) of incurred but unreported claims relating to such period.

The chart below details the amount of earned fees that are related to our debt protection product as of the period presented:

	For the Years Ended September 30,
	2012	2011	2010

Revenue:
Net debt protection revenue	$8,346,102	$7,261,475	$1,285,641

Expenses:
Claims paid and change in reserve	$2,944,824	$1,879,518	$131,258
Third party commissions	898,811	797,989	138,656
Total expenses	$3,843,635	$2,677,507	$269,914

Net debt protection income:	$4,502,467	$4,583,968	$1,015,727

Activity in the liability for unpaid claims and claim adjustment expenses for our health and life coverage for debt protection and reinsurance are summarized as follows:

	As of and for the Years ended September 30,
	2012	2011	2010

Balance, beginning of period	$1,759,026	$653,926	$627,106

Claim amount incurred, related to
Prior periods	962,354	906,342	281,310
Current period	1,980,567	984,708	186,067
Total	2,942,921	1,891,050	467,377

Claim amount paid, related to
Prior periods	564,645	376,690	265,167
Current period	1,162,064	409,260	175,390
Total	1,726,709	785,950	440,557

Balance, end of period	$2,975,238	$1,759,026	$653,926